VictoryShares US Small Mid Cap Value Momentum ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
VictoryShares US Small Mid Cap Value Momentum ETF | VictoryShares US Small Mid Cap Value Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	10.50%	16.63%	18.73%	(13.24%)	24.51%	11.61%	21.63%	(9.27%)